EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
A rollforward of the investment in equity method investees follows.

	2015	2014

	(In thousands)
Investment in equity method investees, January 1	$706,172	$—
Cash contributions	86,200	145,131
Cash distributions	(34,641)	(2,992)
Gain (loss) from equity method investees	6,790	(4,472)
Amortization of basis difference in equity method investees	(13,353)	(12,240)
Acquisition of initial interest in Ohio Gathering	—	190,000
January 2014 initial cash contribution	—	8,360
Option Exercise	—	382,385
Investment in equity method investees, December 31	751,168	706,172
December cash distributions	3,472	—
December cash contributions	—	(20,420)
Basis difference	(156,888)	(170,241)
Investment in equity method investees, net of basis difference, November 30	$597,752	$515,511
The following table presents summarized balance sheet information for Ohio Gathering.

	November 30,
	2015	2014

	(In thousands)
Total assets	$1,510,075	$1,341,007
Total liabilities	59,313	95,391
Members' equity	1,450,762	1,245,616
The following table presents summarized statements of operations information for Ohio Gathering for the twelve months ended November 30, 2015 and for the period of ownership in 2014.

	Twelve months ended November 30, 2015	Ten months ended November 30, 2014

	(In thousands)
Total revenues	$130,090	$45,313
Total operating expenses	112,581	66,374
Net income (loss)	16,803	(21,061)